SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 16, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Common stock shares outstanding | shares		305,451,498	305,451,498	300,222,000
Common stock shares issued | shares		305,451,498	305,451,498	300,222,000
Common stock value		$ 0	$ 0
Monthly rent	$ 54,081
Lease expense	$ 3,424,163
Cash on hand		3,210,464
Operating lease right-of-use asset		$ 2,574,212	$ 2,813,186	$ 0
Tax benefit rate		50.00%	50.00%
Operating lease liabilities		$ 2,799,898	$ 3,041,463
Foreign Currency Translation Adjustment [Member]
Exchange rate		6.45	6.53
Average exchange rate		6.46	6.84
Comprehensive income (loss)		$ 1	$ 1
RMB [Member]
Exchange rate		6.46	6.53	6.96
Average exchange rate			6.84	7.01
5 non-US shareholders [Member]
Intangible assets, estimated useful lives			5 years
Intangible assets, amortization method			Straight line basis
Computer and Office equipment [Member]
Intangible assets, estimated useful lives		3 years
Software developments [Member]
Intangible assets, estimated useful lives			5 years
Intangible assets, amortization method		straight line basis	straight line basis over the estimated useful life of 5 years.